ORGANIZATION - Additional information (Details) ¥ in Millions		12 Months Ended
	Jul. 22, 2020	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2019 CNY (¥)
Subsidiary or Equity Method Investee
Onshore capital returned to preferred shareholder			¥ 3,000.0		¥ 6,931.0
Ratio of issued and unissued ordinary shares and preferred shares was subdivided	5
Amount of registered capital of the VIEs				¥ 20,300.0
Government grants related to COVID-19 support program		¥ 916.6
Beijing Lianjia
Subsidiary or Equity Method Investee
Equity investments, pledge (as a percent)			3.03%
VIE
Subsidiary or Equity Method Investee
Amount of registered capital of the VIEs		2,500.0		2,800.0
Amount of non-distributable statutory reserves of the VIEs		¥ 69.2		¥ 74.0